Feb. 28, 2018

BLACKROCK LIQUIDITY FUNDS

Federal Trust Fund

(the “Fund”)

Supplement dated March 14, 2018 to the Select Shares Prospectus of the Fund

dated February 28, 2018 (the “Prospectus”)

Effective immediately, footnote 1 to the Annual Fund Operating Expenses table in the section of the Prospectus entitled “Fund Overview — Key Facts About Federal Trust Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 34, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2019. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.